Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2015-4

Class A-1 .50000 % Asset Backed Notes

Class A-2A 1.26 % Asset Backed Notes

Class A-2B Floating Rate Asset Backed Notes

Class A-3 1.70 % Asset Backed Notes

Class B 2.11 % Asset Backed Notes

Class C 2.88 % Asset Backed Notes

Class D 3.72 % Asset Backed Notes

Class E 4.31 % Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2015-4, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and The Bank Of New York Mellon, as the Trust Collateral Agent, dated as of November 4, 2015. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	07/01/2020
Monthly Period Ending:	07/31/2020
Prev. Distribution/Close Date:	07/08/2020
Distribution Date:	08/10/2020
Days of Interest for Period:	33
Days in Collection Period:	31
Transaction Month:	57

				Original
Purchases	Units	Start Date	Closing Date	Pool Balance
Initial Purchase	54,604	11/05/2015	11/12/2015	$1,058,499,668

Total	54,604			$1,058,499,668

I.	MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1}	Beginning of period Aggregate Principal Balance			{1}	$92,984,122

	Monthly Principal Amounts

	{2}	Collections on Receivables outstanding at end of period	{2}	6,144,964
	{3}	Collections on Receivables paid off during period	{3}	1,986,658
	{4}	Receivables becoming Liquidated Receivables during period	{4}	331,744
	{5}	Receivables becoming Purchased Receivables during period	{5}	0
	{6}	Seller’s Exercise of 10% Option	{6}	85,524,474
	{7}	Other Receivables adjustments	{7}	1
	{8}	Less amounts allocable to Interest	{8}	(1,003,719)

	{9}	Total Monthly Principal Amounts		{9}	92,984,122

{10}	End of period Aggregate Principal Balance			{10}	$0

{11}	Pool Factor			{11}	0.0000000%

II.	MONTHLY PERIOD NOTE BALANCE CALCULATION:

			Class A-1	Class A-2A	Class A-2B	Class A-3	Class B
{12}	Original Note Balance	{12}	$175,000,000	$100,000,000	$235,000,000	$202,170,000	$76,720,000

{13}	Beginning of period Note Balance	{13}	$0	$0	$0	$0	$0

{14}	Noteholders’ Principal Distributable Amount	{14}	0	0	0	0	0
{15}	Noteholders’ Accelerated Principal Amount	{15}	0	0	0	0	0
{16}	Aggregate Principal Parity Amount	{16}	0	0	0	0	0
{17}	Matured Principal Shortfall	{17}

{18}	End of period Note Balance	{18}	$0	$0	$0	$0	$0

{19}	Note Pool Factors	{19}	0.0000000%	0.0000000%	0.0000000%	0.0000000%	0.0000000%

			Class C	Class D	Class E	TOTAL
			$95,240,000	$93,651,000	$22,219,000	$1,000,000,000

{20}	Beginning of period Note Balance	{20}	$0	$65,472,624	$22,219,000	$87,691,624

{21}	Noteholders’ Principal Distributable Amount	{21}	0	65,472,624	22,219,000	87,691,624
{22}	Noteholders’ Accelerated Principal Amount	{22}	0	0	0	0
{23}	Aggregate Principal Parity Amount	{23}	0	0	0	0
{24}	Matured Principal Shortfall	{24}				0

{25}	End of period Note Balance	{25}	$0	$0	$0	$0

{26}	Note Pool Factors	{26}	0.0000000%	0.0000000%	0.0000000%	0.0000000%

III.	CALCULATION OF STEP-DOWN AMOUNT:

{27}	Ending Pool Balance	{27}		$0
{28}	14.50 % of Ending Aggregate Principal Balance	{28}	N/A
{29}	Less Specified Reserve Balance	{29}	N/A
{30}	Sum of {28} and {29}	{30}	N/A
{31}	Required Pro Forma Note Balance {27} - {30}	{31}		N/A

{32}	Beginning Note Balance	{32}	N/A
{33}	Total Monthly Principal Amount	{33}	N/A
{34}	Pro-Forma Note Balance ( Assuming 100% Pay-down)	{34}		N/A

{35}	Excess of Required Pro-forma over Pro-forma Balance	{35}		0
{36}	Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($5,292,498)	{36}		N/A
{37}	Step-Down Amount Lesser of {35} or {36}	{37}			$0

IV.	CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:

{38}	Total Monthly Principal Amounts	{38}	$87,691,624
{39}	Step-down Amount	{39}	0
{40}	Principal Distributable Amount	{40}		$87,691,624

V.	CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

		Beginning	Interest	Interest			Calculated
	Class	Note Balance	Carryover	Rate	Days	Days Basis	Interest
{41}	Class A - 1	$0	0	0.5000000%	33	Actual days/360	$0
{42}	Class A - 2A	$0	0	1.2600000%	30	30/360	0
{43}	Class A - 2B	$0	0	0.7500000%	33	Actual days/360	0
{44}	Class A - 3	$0	0	1.7000000%	30	30/360	0
{45}	Class B	$0	0	2.1100000%	30	30/360	0
{46}	Class C	$0	0	2.8800000%	30	30/360	0
{47}	Class D	$65,472,624	0	3.7200000%	30	30/360	202,966
{48}	Class E	$22,219,000	0	4.3100000%	30	30/360	79,804

VI.	RECONCILIATION OF COLLECTION ACCOUNT:

Available Funds:
{49}	Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{49}	8,128,243
{50}	Liquidation Proceeds collected during period	{50}	246,702
{51}	Purchase Amounts or amounts from Servicer deposited in Collection Account	{51}	0
{52}	Investment Earnings - Collection Account	{52}	335
{53}	From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal	{53}	21,171,160
{54}	Collection of Supplemental Servicing - Extension Fees	{54}	3,379
{55}	Collection of Supplemental Servicing - Repo and Recovery Fees Advanced	{55}	14,778
{56}	Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance	{56}	63,637

{57}	Seller’s Exercise of 10% Option	{57}	87,974,394
{58}	Seller’s Purchase of Overcollaterization	{58}	0
{59}	Total Available Funds	{59}		117,602,628

Distributions:
{60}	Base Servicing Fee	{60}	174,345
{61}	Repo and Recovery Fees - reimbursed to Servicer	{61}	14,778
{63}	Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer	{63}	63,637
{64}	Trustee and Trust Collateral Agent Fees	{64}	417
{65}	Owner Trustee Fee	{65}	208
{66}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{66}	0
{67}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{67}	0
{68}	Class A-2B Noteholders’ Interest Distributable Amount pari passu	{68}	0
{69}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{69}	0
{70}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{70}	0
{71}	Class B Noteholders’ Interest Distributable Amount	{71}	0
{72}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{72}	0
{73}	Class C Noteholders’ Interest Distributable Amount	{73}	0
{74}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{74}	0
{75}	Class D Noteholders’ Interest Distributable Amount	{75}	202,966
{76}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{76}	0
{77}	Class E Noteholders’ Interest Distributable Amount	{77}	79,804
{78}	Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{78}	0
{79}	Noteholders’ Principal Distributable Amount	{79}	87,691,624
{80}	To the Reserve Account, the Reserve Account Deposit	{80}	0
{81}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{81}	0
{82}	Add’l fees (Trustee, Owner Trustee, Trust Collateral Agent, Lockbox Bank & Processor)	{82}	0
{83}	To the Certificateholders, the aggregate amount remaining	{83}	29,374,849
{84}	Total Distributions	{84}		$117,602,628

VlI.	CALCULATION OF PRINCIPAL PARITY AMOUNT:

		(X) Cumulative	(Y) Pool	(I) Excess of	(II) Available Funds	Lesser of
	Class	Note Balance	Balance	(X) - (Y)	in Waterfall	(I) or (II)
{85}	Class A	$0	$0	$0	$117,349,243	$0
{86}	Class B	0	0	0	117,349,243	0
{87}	Class C	0	0	0	117,349,243	0
{88}	Class D	65,472,624	0	65,472,624	117,146,277	0
{89}	Class E	87,691,624	0	87,691,624	117,066,473	0

VlII.	CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:

{90}	Excess Available Funds	{90}	$29,374,849
{91}	Pro-Forma Note Balance (Calculated after Step-Down)	{91}	0
{92}	Required Pro Forma Note Balance	{92}	N/A
{93}	Excess of Pro-Forma Balance over Required Pro-Forma Balance	{93}	0
{94}	Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance	{94}		$0

IX.	RECONCILIATION OF RESERVE ACCOUNT:

				Current
{95}	Specified Reserve Balance			$21,169,993

{96}	Beginning of period Reserve Account balance	{96}		$21,169,993

{97}	The Reserve Account Deposit, from Collection Account	{97}	0
{98}	Investment Earnings	{98}	1,167
{99}	Investment Earnings - transferred to Collection Account Available Funds	{99}	(1,167)
{100}	Reserve Account Withdrawal Amount	{100}	(21,169,993)

{101}	End of period Reserve Account balance	{101}		$0

X.	CALCULATION OF TOTAL OVERCOLLATERALIZATION:

{102}	Aggregate Principal Balance	{102}	$0
{103}	End of Period Note Balance	{103}	0
{104}	Overcollateralization	{104}	0
{105}	Overcollateralization %	{105}		0.00%

XI.	MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

			Cumulative	Monthly
{106}	Original Number of Receivables	{106}	54,604
{107}	Beginning of period number of Receivables	{107}	0	12,665
{108}	Number of Receivables becoming Liquidated Receivables during period	{108}	12,111	47
{109}	Seller’s Option of 10% Option		12,135	12,135
{110}	Number of Receivables becoming Purchased Receivables during period	{110}	16	0
{111}	Number of Receivables paid off during period	{111}	30,342	483
{112}	End of period number of Receivables	{112}	0	0

XII.	STATISTICAL DATA: (CURRENT AND HISTORICAL):

			Original	Prev. Month	Current
{113}	Weighted Average APR of the Receivables	{113}	12.62%	12.60%	0.00%
{114}	Weighted Average Remaining Term of the Receivables	{114}	65.00	16.73	0.00
{115}	Weighted Average Original Term of Receivables	{115}	71.00	71.00	0.00
{116}	Average Receivable Balance	{116}	$19,385	$7,342	$0
{117}	Net Losses in Period	{117}	$0	$65,769	$0
{118}	Aggregate Realized Losses	{118}	$0	$99,387,421	$0
{119}	Aggregate Realized Loss Percentage	{119}		9.389%	0.000%
{120}	ABS Prepay Speed	{120}		0.9157	1.0069

XIII.	DELINQUENCY:

Receivables with Scheduled Payment delinquent			Units	Dollars	Percentage
{121}	31-60 days	{121}	0	$0	0.00%
{122}	61-90 days	{122}	0	0	0.00%
{123}	91-120 days	{123}	0	0	0.00%
{124}	Total	{124}	0	$0	0.00%

XIV.	EXTENSIONS

{125}	Principal Balance of Receivables extended during current period	{125}	$0
{126}	Beginning of Period Aggregate Principal Balance	{126}	92,984,122
{127}	Extension Rate {125} divided by {126}	{127}		0.00%

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting
Date:	August 5, 2020